Common Stock and Additional Paid-In Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		8 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock and Additional Paid-In Capital [Line Items]
Common stock offer gross proceeds	$ 31,600		$ 35,000
Common stock, par value		$ 0.01		$ 0.01
Issuance costs		300
Agents' commissions		2.50%
Other issuance expenses		200
Issuance of common stock, value		$ 3,075
Warrants issued		2,700,000
Common Stock - Class A
Common Stock and Additional Paid-In Capital [Line Items]
Issuance of common stock, shares		4,014,926